Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	6.74
Maximum Aggregate Offering Price	$ 13,480,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,063.79
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of Prothena Corporation plc (the “Registrant”) that become issuable under the Prothena Corporation plc 2018 Long Term Incentive Plan, as amended (the “Plan”), by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s ordinary shares. The amount registered under this Registration Statement represents an additional 2,000,000 ordinary shares available for future grants under the Plan pursuant to the Sixth Amendment to the Prothena Corporation plc 2018 Long Term Incentive Plan, which was approved by the Registrant’s shareholders on May 13, 2025. The offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act for the ordinary shares registered hereunder (based on the average of the high and low prices for the Registrant’s ordinary shares reported by The Nasdaq Stock Market on August 1, 2025).